Schedule of Investments (unaudited)	iShares® U.S. Healthcare ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 16.4%
AbbVie Inc.	922,536	$107,290,937
ACADIA Pharmaceuticals Inc.(a)	61,380	1,327,649
Acceleron Pharma Inc.(a)(b)	27,475	3,436,024
Agios Pharmaceuticals Inc.(a)(b)	26,903	1,293,765
Alkermes PLC(a)	83,415	2,157,946
Allogene Therapeutics Inc.(a)	34,452	756,221
Alnylam Pharmaceuticals Inc.(a)	61,398	10,986,558
Amgen Inc.	300,102	72,486,637
Biogen Inc.(a)	78,638	25,693,394
BioMarin Pharmaceutical Inc.(a)	95,452	7,324,032
Bluebird Bio Inc.(a)(b)	34,883	886,377
Blueprint Medicines Corp.(a)	30,614	2,690,052
Emergent BioSolutions Inc.(a)	23,799	1,568,354
Exact Sciences Corp.(a)(b)	89,604	9,662,895
Exelixis Inc.(a)	163,757	2,759,306
FibroGen Inc.(a)	44,189	574,457
Gilead Sciences Inc.	655,084	44,735,686
Horizon Therapeutics PLC(a)	117,401	11,742,448
Incyte Corp.(a)	97,641	7,552,531
Ionis Pharmaceuticals Inc.(a)	73,642	2,735,064
Moderna Inc.(a)	159,392	56,361,011
Neurocrine Biosciences Inc.(a)	49,383	4,602,990
Novavax Inc.(a)	35,605	6,385,045
Regeneron Pharmaceuticals Inc.(a)	54,685	31,422,548
Sarepta Therapeutics Inc.(a)(b)	41,852	2,836,729
Seagen Inc.(a)	66,351	10,177,580
Ultragenyx Pharmaceutical Inc.(a)	33,154	2,646,684
United Therapeutics Corp.(a)	23,399	4,256,980
Vertex Pharmaceuticals Inc.(a)	135,210	27,255,632
Vir Biotechnology Inc.(a)(b)	34,279	1,222,046
		464,827,578
Health Care Equipment & Supplies — 27.7%
Abbott Laboratories	928,072	112,278,151
ABIOMED Inc.(a)	23,659	7,739,805
Align Technology Inc.(a)	37,615	26,172,517
Baxter International Inc.	262,651	20,316,055
Becton Dickinson and Co.	151,900	38,848,425
Boston Scientific Corp.(a)	742,174	33,843,134
Cooper Companies Inc. (The)	25,722	10,848,768
Danaher Corp.	331,578	98,641,139
DENTSPLY SIRONA Inc.	114,032	7,530,673
Dexcom Inc.(a)	50,512	26,039,441
Edwards Lifesciences Corp.(a)	324,695	36,453,508
Globus Medical Inc., Class A(a)	40,680	3,383,356
Haemonetics Corp.(a)	26,684	1,622,120
Hill-Rom Holdings Inc.	34,804	4,818,962
Hologic Inc.(a)	133,837	10,043,128
ICU Medical Inc.(a)	10,320	2,097,953
IDEXX Laboratories Inc.(a)	44,545	30,225,119
Insulet Corp.(a)	34,615	9,681,469
Integra LifeSciences Holdings Corp.(a)	37,140	2,688,565
Intuitive Surgical Inc.(a)	61,850	61,321,801
Masimo Corp.(a)	26,430	7,199,268
Medtronic PLC.	702,731	92,275,608
Neogen Corp.(a)	56,134	2,445,197
Novocure Ltd.(a)	44,831	6,904,422
NuVasive Inc.(a)	26,859	1,717,633
Penumbra Inc.(a)	17,721	4,717,862
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quidel Corp.(a)(b)	20,226	$2,861,372
ResMed Inc.	76,007	20,658,703
STERIS PLC	50,999	11,115,232
Stryker Corp.	171,201	46,385,199
Tandem Diabetes Care Inc.(a)	32,716	3,555,248
Teleflex Inc.	24,411	9,701,664
West Pharmaceutical Services Inc.	38,561	15,876,720
Zimmer Biomet Holdings Inc.	108,894	17,795,457
		787,803,674
Health Care Providers & Services — 18.9%
1Life Healthcare Inc.(a)	40,557	1,096,661
Acadia Healthcare Co. Inc.(a)	46,874	2,893,063
Amedisys Inc.(a)	17,012	4,433,667
Anthem Inc.	127,887	49,109,887
Centene Corp.(a)	304,376	20,883,237
Chemed Corp.	8,336	3,968,103
Cigna Corp.	179,233	41,132,181
Covetrus Inc.(a)(b)	51,591	1,313,507
CVS Health Corp.	687,673	56,636,748
DaVita Inc.(a)	36,611	4,402,473
Encompass Health Corp.	52,056	4,333,662
Guardant Health Inc.(a)	44,896	4,929,581
HCA Healthcare Inc.	137,272	34,070,910
HealthEquity Inc.(a)	43,605	3,225,898
Henry Schein Inc.(a)	73,488	5,890,063
Humana Inc.	67,388	28,697,854
Laboratory Corp. of America Holdings(a)	50,999	15,103,354
LHC Group Inc.(a)	16,548	3,560,799
McKesson Corp.	82,623	16,841,046
Molina Healthcare Inc.(a)	30,502	8,327,351
Oak Street Health Inc.(a)(b)	15,000	945,600
Premier Inc., Class A	36,711	1,308,380
Quest Diagnostics Inc.	68,235	9,675,723
Signify Health Inc., Class A(a)	12,157	319,972
Tenet Healthcare Corp.(a)	55,778	4,007,092
UnitedHealth Group Inc.	492,916	203,189,834
Universal Health Services Inc., Class B	40,727	6,533,018
		536,829,664
Health Care Technology — 0.4%
American Well Corp., Class A(a)	31,109	362,420
GoodRx Holdings Inc., Class A(a)(b)	32,358	1,037,721
Teladoc Health Inc.(a)(b)	68,606	10,184,560
		11,584,701
Life Sciences Tools & Services — 10.4%
10X Genomics Inc., Class A(a)	38,746	7,099,430
Agilent Technologies Inc.	158,493	24,285,882
Avantor Inc.(a)	270,617	10,169,787
Berkeley Lights Inc.(a)(b)	4,321	196,951
Bio-Rad Laboratories Inc., Class A(a)	11,258	8,325,404
Bio-Techne Corp.	20,314	9,796,223
Bruker Corp.	53,024	4,361,224
Charles River Laboratories International Inc.(a)	26,249	10,681,243
Illumina Inc.(a)	76,258	37,804,903
IQVIA Holdings Inc.(a)	100,108	24,796,752
Maravai LifeSciences Holdings Inc., Class A(a)	50,965	2,240,931
Mettler-Toledo International Inc.(a)	12,154	17,911,471
PPD Inc.(a)	57,129	2,634,789
Repligen Corp.(a)	26,670	6,552,819
Sotera Health Co.(a)	38,015	900,956

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)	52,965	$4,749,372
Thermo Fisher Scientific Inc.	205,288	110,857,573
Waters Corp.(a)	32,227	12,562,407
		295,928,117
Pharmaceuticals — 26.0%
Atea Pharmaceuticals Inc.(a)	6,411	160,531
Bristol-Myers Squibb Co.	1,166,827	79,192,549
Catalent Inc.(a)	88,973	10,659,855
Elanco Animal Health Inc.(a)	247,054	9,010,059
Eli Lilly & Co.	415,762	101,238,047
Jazz Pharmaceuticals PLC(a)	31,391	5,321,402
Johnson & Johnson	1,375,479	236,857,484
Merck & Co. Inc.	1,322,548	101,664,265
Nektar Therapeutics, Class A(a)(b)	94,428	1,491,018
Organon & Co.(a)	132,164	3,834,078
Perrigo Co. PLC	69,442	3,335,299
Pfizer Inc.	2,923,794	125,167,621
Royalty Pharma PLC, Class A	45,400	1,734,280
Viatris Inc.	631,306	8,882,475
Zoetis Inc.	247,981	50,265,749
		738,814,712

Total Common Stocks — 99.8%
(Cost: $2,105,540,433)		2,835,788,446
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	21,810,429	$21,821,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,267,000	3,267,000
		25,088,334

Total Short-Term Investments — 0.9%
(Cost: $25,075,475)		25,088,334

Total Investments in Securities — 100.7%
(Cost: $2,130,615,908)		2,860,876,780

Other Assets, Less Liabilities — (0.7)%		(18,706,509)

Net Assets — 100.0%		$2,842,170,271

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,909,140	$—		$(12,086,303	)(a)	$(2,550)	$1,047	$21,821,334	21,810,429	$12,093	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,827,000	440,000	(a)	—		—	—	3,267,000	3,267,000	65		—
						$(2,550)	$1,047	$25,088,334		$12,158		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	46	09/17/21	$6,127	$179,299

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$2,835,788,446	$—	$—	$2,835,788,446
Money Market Funds	25,088,334	—	—	25,088,334
	$2,860,876,780	$—	$—	$2,860,876,780
Derivative financial instruments(a)
Assets
Futures Contracts	$179,299	$—	$—	$179,299

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

 3